Related party transactions	12 Months Ended
Sep. 30, 2022
Related party transactions
Related party transactions
17.	Related party transactions

The Company has six leases for office, warehouse, and retail space with a rental company affiliated with the Company’s Chief Executive Officer, the majority of which were entered into in 2015. The leases have a combined area of 74,520 square feet. Lease payments under these leases are approximately $52,000 per month for the years ended September 30, 2022 and 2021, and increased to approximately $65,000 per month beginning October 2022, with increases on October 1 of each year equal to the greater of (i) the Consumer Price Index for All Urban Consumers (CPI-U), and (ii) 3%. One lease expires in June 2026 and the remaining five leases expire on September 30, 2029.

Expense for Board of Directors’ fees were $287,000 and $203,000 for the years ended September 30, 2022 and 2021, respectively. Stock-based compensation for the Board of Directors was $381,000 and $1,067,000 for the years ended September 30, 2022 and 2021, respectively.

Key management personnel also participate in the Company’s share option program (see Note 12). The Company paid or accrued compensation to key management personnel the following:

	Year Ended	Year Ended
	September 30,	September 30,
	2022	2021
Salaries and benefits paid during the year	$1,030	$968
Stock-based compensation	2,626	1,036
Total	$3,656	$2,004